LONG-TERM BANK LOANS (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Nov. 30, 2004	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008 2008 Loans [Member]	Dec. 31, 2011 2011 Loans [Member]	Dec. 31, 2011 2011 Loans [Member] Loans With Israeli Commercial Banks First Principal [Member]	Dec. 31, 2011 2011 Loans [Member] Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Face Amount				$ 30,000	$ 23,750	$ 19,850	$ 3,900
Compensating Bank Deposit		7,239	13,456				3,900
Compensating Bank Deposit Included in Short-term Deposit		2,343	4,205
Compensating Bank Deposit Included in Long-term Deposit		$ 4,896	$ 9,251
Debt Instrument, Interest Rate Terms						LIBOR plus 2.1%-4.35%
Debt Instrument, Interest Rate During Period						0.50%
Debt Instrument, Frequency of Periodic Payment						20 equal quarterly installments	10 equal semiannual payments
Debt Instrument, Maturity Date	Nov. 09, 2024				Sep. 30, 2017